Segmental Reporting	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmental Reporting [Text Block]
17.	Segmental Reporting

The Company is organized into one business unit based on its cell replication technology and has one reportable operating segment.